Financial Instruments - Schedule of Net Income Due to the Exchange Rates (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	$ 1,608
Short-term investments	24
Trade and other receivables	195
Due from related parties	158
Prepaids and deposits	851
Other investments	14,440
Accounts payable and accrued liabilities	(544)
Lease liabilities	(1,081)
Total	15,651
Effect of +/- 10% change in currency	1,565
Canada, Dollars
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	1,358
Short-term investments	24
Trade and other receivables	195
Due from related parties	158
Prepaids and deposits	851
Other investments	13,018
Accounts payable and accrued liabilities	(544)
Lease liabilities	(1,081)
Total	13,979
Effect of +/- 10% change in currency	1,398
Australia, Dollars
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	250
Short-term investments
Trade and other receivables
Due from related parties
Prepaids and deposits
Other investments	1,422
Accounts payable and accrued liabilities
Lease liabilities
Total	1,672
Effect of +/- 10% change in currency	$ 167